Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

March 19, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”) (File Nos. 2-92633 and 811-04087)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Company is filing a preliminary copy of the shareholder letter, notice, proxy statement and proxy card (collectively, the “Preliminary Proxy Materials”) for a Special Meeting of Class S shareholders of the following series of the Company (the “Meeting”): Core Bond Series, Disciplined Value Series, Equity Income Series, High Yield Bond Series, International Series, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series, Pro-Blend® Maximum Term Series, Real Estate Series, Strategic Income Conservative Series, Strategic Income Moderate Series, and Unconstrained Bond Series (collectively, the “Series”).

The Meeting is being called for the purpose of approving the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of each Series.

Should you have any questions regarding the Preliminary Proxy Materials, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Assistant Corporate Secretary